Restatement of Previously Issued Financial Statements (Details) - Schedule of financial statements - Growth Capital Acquisition Corp. [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
As Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock subject to possible redemption ($)	$ 159,629,470	$ 159,629,470
Common stock Class A, $0.0001 par value	128	128
Common stock Class B, $0.0001 par value	431	431	$ 431
Additional Paid in Capital	1,525,445	1,525,445
Retained earnings	3,473,997	3,473,997
Total shareholders’ equity/(deficit)	$ 5,000,001	$ 5,000,001
Number of shares subject to redemption (in Shares)	15,962,947	15,962,947	16,115,493
Basic and diluted weighted average shares, redeemable shares (in Shares)	16,115,493
Basic and diluted net income per share, redeemable shares (in Dollars per share)	$ 0
Basic and diluted weighted average shares, non-redeemable shares (in Shares)	5,447,007
Basic and diluted net income per share, non-redeemable shares (in Dollars per share)	$ (0.28)
Changes in Class A ordinary shares subject to possible redemption,	$ 1,525,460
Shareholders’ equity	5,000,001
Change in Class A ordinary shares subject to possible redemption – APIC		$ (1,525,460)	$ 9,978,570
Restatement [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock subject to possible redemption ($)	12,870,530	12,870,530
Common stock Class A, $0.0001 par value	(128)	(128)
Common stock Class B, $0.0001 par value
Additional Paid in Capital	(1,525,445)	(1,525,445)
Retained earnings	(11,344,957)	(11,344,957)
Total shareholders’ equity/(deficit)	$ (12,870,530)	$ (12,870,530)
Number of shares subject to redemption (in Shares)	1,287,053	1,287,053	1,134,507
Basic and diluted weighted average shares, redeemable shares (in Shares)	1,134,507
Basic and diluted net income per share, redeemable shares (in Dollars per share)	$ (0.07)
Basic and diluted weighted average shares, non-redeemable shares (in Shares)	(1,134,507)
Basic and diluted net income per share, non-redeemable shares (in Dollars per share)	$ 0.21
Changes in Class A ordinary shares subject to possible redemption,	$ (1,525,460)
Shareholders’ equity	(12,870,530)
Change in Class A ordinary shares subject to possible redemption – APIC		$ 1,525,460	$ 4,634,251
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock subject to possible redemption ($)	172,500,000	172,500,000
Common stock Class A, $0.0001 par value
Common stock Class B, $0.0001 par value	431	431	$ 431
Additional Paid in Capital
Retained earnings	(7,870,960)	(7,870,960)
Total shareholders’ equity/(deficit)	$ (7,870,529)	$ (7,870,529)
Number of shares subject to redemption (in Shares)	17,250,000	17,250,000	17,250,000
Basic and diluted weighted average shares, redeemable shares (in Shares)	17,250,000
Basic and diluted net income per share, redeemable shares (in Dollars per share)	$ (0.07)
Basic and diluted weighted average shares, non-redeemable shares (in Shares)	4,312,500
Basic and diluted net income per share, non-redeemable shares (in Dollars per share)	$ (0.07)
Changes in Class A ordinary shares subject to possible redemption,
Shareholders’ equity	$ (7,870,529)
Change in Class A ordinary shares subject to possible redemption – APIC			$ 14,612,821